Disclosure of detailed information about other employee benefits plan (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Other employee benefits liability - current	$ 2,564	$ 2,756	$ 2,356
Other employee benefits liability - non-current	93,628	108,397	89,273
Net liability	$ 96,192	$ 111,153	$ 91,629